Correction of Immaterial Errors (Tables)	6 Months Ended
Jun. 30, 2024
Correction of Immaterial Errors [Abstract]
Schedule of Consolidated Statement of Cash Flows
	For the year ended December 31, 2023
	As previously reported	Adjustments	As adjusted
Loss before income tax	(247,862)	3,558	(244,304)
Taxes on provisions	(12,389)	12,389	-
Taxes and fees	(767)	3,301	2,534
Income taxes paid	9,624	(19,248)	(9,624)